Allowance for Loan Losses - Modified Loans Accounts for TDR (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Modified Loans	$ 2,428	$ 2,818	$ 5,054
Charge-Offs	504	541	154
Payment Default	864	1,771	1,450
Private Education Loans - Traditional [Member]
Financing Receivable, Modifications [Line Items]
Modified Loans	2,114	2,375	4,103
Charge-Offs	372	389	99
Payment Default	680	1,351	1,036
Private Education Loans - Non-Traditional [Member]
Financing Receivable, Modifications [Line Items]
Modified Loans	314	443	951
Charge-Offs	132	152	55
Payment Default	$ 184	$ 420	$ 414